Offerings - Offering: 1	Nov. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, issuable upon exercise of Rights
Maximum Aggregate Offering Price	$ 215,579,189.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,771.49
Offering Note	The securities registered hereunder include an indeterminate number of common shares which shall have an aggregate initial offering price not to exceed C$300,000,000. The U.S. dollar equivalent of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.3916 which was the daily exchange rate as published by the Bank of Canada on October 29, 2025 (being a date within five business days prior to the filing of this Registration Statement). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed US$215,579,189.42.

This registration statement relates to the shares of the Registrant’s common shares issuable upon the exercise of transferable subscription rights pursuant to the rights offering.